LOANS	12 Months Ended
Dec. 31, 2023
LOANS
LOANS

NOTE 10: - LOANS

2016 Credit Line Agreement:

On May 10, 2016, the Company entered into a credit line agreement with a bank (the “2016 Credit Line Agreement”), denominated in New Israeli Shekels (“NIS”), pursuant to which the Company may withdraw an aggregate principal amount of up to NIS 25,000,000 ($6,893 according to the applicable exchange rate as of December 31, 2023). The 2016 Credit Line has a maturity date of one year which is automatically renewed on an annual basis. The principal amount will bear interest at a floating per annum rate equal to prime plus 1.4% and additional annual fee of 0.4% of the unused credit line. During the year ended December 31, 2023, the Company repaid the outstanding balance in the amount of $3,569. Interest expense was immaterial for the years ended December 31, 2023, 2022 and 2021.